UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]        Amendment Number: _________

Institutional Investment Manager Filing this Report:

Name:     Harvey P. Eisen
Address:  100 South Bedford Road, Mt. Kisco, NY 10549

Form 13F File Number:    028-05211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey P. Eisen
Title: Managing Member of Bedford Oak Advisors, LLC
Phone: (914) 242-5700

Signature, Place, and Date of Signing:

/s/ Harvey P. Eisen             Mt. Kisco, New York            February 14, 2003
-------------------------       -------------------            -----------------
      [Signature]                  [City, State]                     [Date]

Report Type:

     [ ]  13F HOLDINGS REPORT

     [X]  13F NOTICE

     [ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
--------------------       ----
28-05209                   Bedford Oak Advisors, LLC